Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 15, 2013 to the

Statutory Prospectuses for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2013 (as supplemented thereafter)

Disclosure Relating to AllianzGI Disciplined Equity Fund

Within the Fund Summary relating to AllianzGI Disciplined Equity Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Steven J. Berexa, CFA, senior portfolio manager, managing director and Global Head of Research, has managed the Fund since 2013.

The information relating to AllianzGI Disciplined Equity Fund contained in the table under “Management of the Funds —
Sub-Advisers — AGI U.S.” in the Prospectus is deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Disciplined Equity Fund	Steven J. Berexa, CFA	2013	Mr. Berexa, CFA, is a senior portfolio manager and managing director with Allianz Global Investors, which he joined in 1997. He is the global head of research and was previously the US director of research and the head of the US tech team. Mr. Berexa has 26 years of investment-industry experience and previously worked at Prudential and Chancellor/LGT Asset Management. Mr. Berexa has a B.S.E.E. and an M.B.A. from Duke University, where he studied electrical engineering and computer science. He is a CFA charterholder.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 15, 2013 to the

Statement of Additional Information dated April 1, 2013 (as revised August 14, 2013)

Disclosure Relating to AllianzGI Disciplined Equity Fund

The subsection captioned “AGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to indicate that Steven J. Berexa has become the portfolio manager of the AllianzGI Disciplined Equity Fund. Information regarding other accounts managed by Mr. Berexa, as well as his ownership of securities of the AllianzGI Disciplined Equity Fund, each as of September 30, 2013, is provided below.

Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ millions)	#	AUM ($ millions)	#	AUM ($ millions)
Steven J. Berexa, CFA	13	2,792	6	362	2	70

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ millions)	#	AUM ($ millions)	#	AUM ($ millions)
Steven J. Berexa, CFA	2	1,338	0	0	0	0

Securities Ownership

AllianzGI Disciplined Equity Fund	Dollar Range of Equity Securities
Steven J. Berexa, CFA	None

Please retain this Supplement for future reference.